Goodwill (Details) - Schedule of carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of carrying amount of goodwill [Abstract]
Opening balance	$ 724,193	$ 640,918
Closing balance	872,424	724,193
Acquisition of subsidiaries	116,416	54,460
Classifications	3,066	2,977
Foreign currency translation adjustments	$ 28,749	$ 25,838